Exceptional items (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Exceptional Items Included in Income Statement
The exceptional items included in the income statement are as follows:

For the six-month period ended 30 June Million US dollar	2022	2021
COVID-19 costs	(13)	(54)
Restructuring	(51)	(97)
Business and asset disposal (including impairment losses)	6	14
Acquisition costs business combinations	—	(6)
Zenzele Kabili costs	—	(73)
AB InBev Efes related costs	(47)	—

Impact on profit from operations	(105)	(217)

Exceptional net finance income/(cost)	14	(299)
Exceptional share of results of associates	(1 143)	—
Exceptional taxes	69	42
Exceptional non-controlling interest	(3)	7

Net impact on profit	(1 168)	(466)